DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Analysis of Deferred Tax Balances for Financial Reporting Purposes
The following is the analysis of the deferred tax balances:

	Gross	Offset of balances arising from a single transaction[1]	Gross balances before offset within countries	Offset within countries	As reported
2025	£m	£m	£m	£m	£m
Deferred tax assets	610	(67)	543	(251)	292
Deferred tax liabilities	(464)	67	(397)	251	(146)
	146	—	146	—	146

	Gross	Offset of balances arising from a single transaction[1]	Gross balances before offset within countries	Offset within countries	As reported
2024	£m	£m	£m	£m	£m
Deferred tax assets	661	(93)	568	(245)	323
Deferred tax liabilities	(480)	93	(387)	245	(142)
	181	—	181	—	181
Note
[1]The Group has applied deferred tax related to assets and liabilities arising from a single transaction (Amendments to IAS 12). Transactions which give rise to the recognition of an asset and a liability on the Group’s balance sheet, including leases for which the Group recognises a right-of-use asset and a lease liability, lead to taxable and deductible temporary differences in certain jurisdictions. The resulting deferred tax assets and deferred tax liabilities arising from these temporary differences have been offset and reported net on the Group’s balance sheet

Movements of Major Gross Deferred Tax Assets
The following are the movements in the gross deferred tax assets before offset within countries recognised by the Group in 2025 and 2024:

	Deferred compensation	Accounting provisions and accruals	Retirement benefit obligations	Plant and equipment	Property	Tax losses and credits	Share- based payments	Restructuring provisions	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
1 January 2024	65	132	50	36	56	104	35	107	5	590
(Charge)/credit to income	(10)	(15)	2	(3)	(12)	35	(2)	(5)	6	(4)
Credit to other comprehensive income	—	—	2	—	—	—	—	—	—	2
Credit to equity	—	—	—	—	—	—	1	—	—	1
Disposal of subsidiaries	(2)	(1)	—	—	—	—	(2)	—	—	(5)
Exchange differences and other movements	(2)	(2)	(2)	(1)	4	—	—	(13)	—	(16)
31 December 2024	51	114	52	32	48	139	32	89	11	568
Acquisition of subsidiaries	—	—	—	—	—	—	—	—	(1)	(1)
(Charge)/credit to income	(17)	37	(3)	(7)	8	(5)	(19)	(5)	16	5
Credit to other comprehensive income	—	—	—	—	—	—	—	—	—	—
Charge to equity	—	—	—	—	—	—	(2)	—	—	(2)
Exchange differences and other movements	(5)	(2)	(2)	—	19	(8)	(1)	(16)	(12)	(27)
31 December 2025	29	149	47	25	75	126	10	68	14	543

Movements of Gross Deferred Tax Liabilities
In addition, the Group has recognised the following movements in the gross deferred tax liabilities before offset within countries in 2025 and 2024:

	Brands and other intangibles	Associate earnings	Goodwill	Plant and equipment	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m
1 January 2024	195	19	181	22	28	445
Acquisition of subsidiaries	8	—	—	—	—	8
(Credit)/charge to income	(28)	(6)	8	7	(7)	(26)
Disposal of subsidiaries	(15)	—	(18)	(1)	—	(34)
Exchange differences and other movements	—	1	3	(12)	2	(6)
31 December 2024	160	14	174	16	23	387
Acquisition of subsidiaries	8	—	—	—	—	8
(Credit)/charge to income	(16)	—	8	(2)	(1)	(11)
Disposal of subsidiaries	—	—	—	—	—	—
Exchange differences and other movements	(5)	(1)	12	10	(3)	13
31 December 2025	147	13	194	24	19	397